SCHEDULE OF EMPLOYEE DEFINED BENEFITS OBLIGATIONS AND PLAN ASSETS (Details) - DIH Holding US, Inc. [Member] - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Mar. 31, 2023	Mar. 31, 2022
Change in present value of defined benefit obligation:
Defined benefit obligation at the beginning of the year	$ 11,417	$ 11,678	$ 11,678	$ 16,060
Interest on defined obligation	60	40	158	51
Current service cost	167	172	687	962
Contributions by plan participants			496	446
Translation loss			(26)	(429)
Benefits paid			(1,137)	(2,103)
Actuarial loss arising on projected benefit obligation			(439)	(3,309)
Defined benefit obligation at the end of the year			11,417	11,678
Change in plan assets:
Fair value of plan assets at the beginning of the year	$ 9,740	$ 9,422	9,422	11,576
Actual return on plan assets			373	(709)
Contributions by the employer			592	526
Contributions by plan participants			496	446
Benefits paid			(1,137)	(2,103)
Translation loss			(6)	(314)
Fair value of plan assets - at the end of the year			9,740	9,422
Funded status at end of the year			$ (1,677)	$ (2,256)